Average Annual Total Returns{- Extended Market Index Portfolio} - 02.28 VIP Extended Market Index Portfolio_Initial, Service, Service 2 PRO-05 - Extended Market Index Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Initial Class Return Before Taxes Inception Date	Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class Return Before Taxes Inception Date	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Inception Date	IXYST Past 1 year	IXYST Since Inception
Total	16.46%	10.32%	[1]	Apr. 17, 2018	16.37%	13.08%	[1]	Apr. 11, 2019	16.19%	10.04%	[1]	Apr. 17, 2018	16.62%	10.58%	[1]

[1]	(a)From April 17, 2018 for Initial Class and Service Class 2; and April 11, 2019 for Service Class.